Employee Stock And Incentive Plan (Summary Of Stock Option Transactions) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised, Shares	(424,709)	(449,412)	(1,566,089)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of period, Shares	1,084,992
Granted, Shares	0	0	0
Forfeited, Shares
Expired / Cancelled, Shares	(750)
Exercised, Shares	(424,709)
Outstanding at end of period, Shares	659,533	1,084,992
Outstanding at beginning of period, Weighted Average Exercise Price	$ 17.06
Forfeited, Weighted Average Exercise Price
Expired / Cancelled, Weighted Average Exercise Price	$ 13.72
Exercised, Weighted Average Exercise Price	17.75
Outstanding at end of period, Weighted Average Exercise Price	$ 16.62	$ 17.06
Outstanding at end of period, Weighted Average Remaining Life (years)	2 years 6 months
Outstanding at end of period, Aggregate Intrinsic Value	$ 8,692